Wilson Bank Holding Company - Parent Company Financial Information - Balance Sheets - Parent Company Only (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash	$ 109,253	$ 68,007	$ 111,504	$ 106,664
Total assets	2,021,604	1,873,242
Stockholders’ equity:
Common stock, par value $2.00 per share, authorized 15,000,000 shares, 7,652,144 and 7,571,968 shares issued and outstanding, respectively	15,304	15,144
Additional paid-in capital	61,339	57,709
Retained earnings	147,646	128,718
Net unrealized losses on available-for-sale securities, net of income taxes of $527 and $421, respectively	(851)	(679)
Total stockholders’ equity	223,438	200,892	177,671	169,698
Total liabilities and stockholders’ equity	2,021,604	1,873,242
Wilson Bank Holding Company [Member]
ASSETS
Cash	1,685	1,120	2,662	1,337
Investment in wholly-owned commercial bank subsidiary	221,555	199,560
Refundable income taxes	198	212
Total assets	223,438	200,892
Stockholders’ equity:
Common stock, par value $2.00 per share, authorized 15,000,000 shares, 7,652,144 and 7,571,968 shares issued and outstanding, respectively	15,304	15,144
Additional paid-in capital	61,339	57,709
Retained earnings	147,646	128,718
Net unrealized losses on available-for-sale securities, net of income taxes of $527 and $421, respectively	(851)	(679)
Total stockholders’ equity	223,438	200,892	$ 177,671	$ 169,698
Total liabilities and stockholders’ equity	$ 223,438	$ 200,892